Trade and other receivables and Prepayments (Details) - Schedule of reconciliation of the expected credit loss provision recognized with regard to trade and other receivables - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Schedule of reconciliation of the expected credit loss provision recognized with regard to trade and other receivables [Abstract]
Opening balance	R (51,657)	R (43,670)
Increase in allowance for expected credit losses	(90,654)	(63,623)
Reversal of allowance for expected credit losses	9,812
Amounts utilized	30,363	57,825
Translation differences	1,070	(2,189)
Closing balance	R (101,066)	R (51,657)